--------------------------------------------------------------------------------

                                                                                  120 BROADWAY, NEW YORK, NY 10271
LEBENTHAL                                                                                             212-425-6116
FUNDS, INC.                                                                   OUTSIDE NYC TOLL FREE 1-800-221-5822
                                                                                                 WWW.LEBENTHAL.COM

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--------------------------------------------------------------------------------

Dear Shareholders:

During the past six months, the troubled and ever-changing economy has dominated the U.S. capital markets. The ramifications of the economic slowdown coupled with the reverberations from September 11 have had a major impact on the credit markets in general and specifically, the municipal bond markets. Naturally, supply and demand always shape the daily context of the market, but given the outside influences of the last six months, we feel market actions must be viewed within this larger backdrop.

Last December, the Federal Reserve - in response to the events of September 11 - reduced short-term interest rates, bringing the overnight inter-bank rate to 1.75% and the Discount Rate to 1.25%. The Fed continued its active stance against a stagnant economy, displaying its concern over the potential long-term threat to the strength of the economy. However, by May 30, the Fed had changed to a neutral position, with neither a higher nor lower rate bias. Historically, this implies that the next movement will be to increase rates as the level of economic activity picks up, especially if signs of inflation develop.

During this six-month period there were two distinct phases to the domestic economy. The first was through spring, when economic activity appeared to be increasing. By March, this increased activity led the bond market to fear a tightening of rates by the Fed. As a result, bond yields increased and prices declined. However, as spring came to a close, the statistics that measure the health of the economy showed slower economic activity. The stock market retreated and consumer spending slowed. As of the end of June, while the Fed has not changed short-term rates or its bias, the market sentiment had shifted. Bond prices for longer term U.S. Treasury securities and municipal securities have improved. The global political and economic situation is unclear, as terrorist activities and bloodshed in the Middle East augur for more instability. In addition, the bond market has reacted to the astounding series of "page one" headlines in the newspapers dealing with malfeasance in corporate America.

The Treasury markets reflect this movement in interest rates. At the start of the quarter, the coupon-equivalent yield on the 90-day Treasury bill (the rate most influenced by the Fed) was 1.78%. The ten-year maturity Treasury bond yielded 5.44%, while the thirty-year maturity Treasury bond was priced to yield approximately 5.84%. Three months later these respective yields were 1.69%, 4.82% and 5.51%. In our opinion, two prime reasons accounted for the improvement in bond prices (remembering that when yields decline, bond prices move up and vice versa):

    1) Conviction waned of an imminent increase in rates by the Fed. The economic numbers during the quarter tempered the glowing reports issued in the first quarter. Economic growth in the second quarter did not trigger an anti-inflation stance by the Fed. Rather, the numbers showed an economy anemically emerging from recession. Personal Consumption in May actually fell to under 2%. Personal Income reflects growth of 2.7% to 3.0% on an annualized basis. Clearly the consumer is cautious. New business orders and sales/shipments have slowed. Pricing has remained soft. Labor costs remain under control. This is in opposition to the first quarter, where unseasonably warm weather contributed to stronger economic numbers that caused the bond market to sell off.

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
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    2)  Investors sought the relative safety of the bond market while equity prices continued a dismal slide. The intrinsic safety of United States Government bonds in particular attracted buyers. There was a "flight to quality" as investors sought a safe investment haven. Domestic investors sought refuge from the battering in the equity markets and international investors in particular appreciated the security of the United States Treasury obligations.

The bond price movement of non-Treasury securities normally follows the Treasury market with some leads and lags. Naturally, the individual markets contend with their own supply and demand considerations. Interestingly, during the quarter, corporate bonds did not participate in the price appreciation that benefited both US Treasuries and municipal bonds. The dreary litany of corporate accounting restatements, concerns about dubious analyst recommendations, charges of violations of securities laws and worries about the integrity of "blue chip" balance sheets caused yields to widen between corporate bonds and the Treasury bond market. Investors demanded a risk premium for even the Aaa/AAA rated bonds of household name companies. This trend started at the close of the first quarter and has continued through the end of the current period.

Municipal securities, on the other hand, performed well on an aggregate basis. As a surrogate for the longer-term bond market, the various indices published by the Bond Buyer (a daily trade publication) reflect the relative movement of the available yields. The Bond Buyer 20-Bond Index ("the BBI,") reflects the yields of 20 general obligation bonds maturing in 20 years. The Revenue Bond Index ("the Revdex,") reflects the yield of 25 revenue bonds maturing in 30 years. In the first week of January the BBI was 5.26%. It moved to 5.32% at the end of March. At the end of June it was 5.07%. The Revdex was correspondingly 5.59%, 5.64%, and 5.41% at the end of June.

Even taxable municipal bonds performed well, as the spread relationship to US Treasury bonds narrowed during the quarter. It appears that new types of buyers for taxable municipals are surfacing. Traditional buyers of other taxable securities - insurance companies, pension funds, or other exempt investment pools - have discovered the potentially lower "event risk" of municipalities than with corporate issuers. A large corporation may develop economic hardship for whatever reason and possibly fail. Conversely, municipalities are charged with providing certain levels and types of services, such as public safety, education, and infrastructure. There is greater pressure to find a solution to problems facing a municipality when they arise. These include state intervention, new levels of taxation, or more creative solutions that keep the municipality functioning, even at lower levels of service. A municipality's budget is subject to public scrutiny; the fundamental competition between the two main political parties limits the scope of hidden accounting gimmicks. At the end of the budget process, the voters eventually have their say. The balance between revenues and taxation is either approved or rejected through the reelection or removal of the elected officials.

While the prices of municipal securities have done well, it must be noted that there are credit issues faced by the various state and local governments across the country. Economic slowdowns cause tax revenues to fall while demands placed upon governmental agencies go up. In the late years of the recent boom cycle, money flowed into the local treasuries. Now the opposite is occurring. This situation requires careful monitoring.

What is our outlook for the market? Two main areas of concern are credit quality and the future course of interest rates, especially as guided by the Fed. With respect to credit quality, we are monitoring the budget processes of our bond issuers. We have always favored investing in better credits that have the resources to handle the economic "rainy day." We believe this policy has helped build a sound portfolio for our clients, particularly during this downturn. Our other concern about the market is the timing of the Fed's next interest move. We feel that the next major move will be to increase yields (leading to a decrease in the price of bonds), most likely when the economy begins to improve. It is not clear when or if this will take place. Never the less, we

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
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are making new purchases more "defensive" in nature. We are willing to give up some yield and stay modestly shorter on the yield curve. We expect that such a quality portfolio will better handle any significant upward movement in rates or economic turbulence we may encounter.

Performance:

Lebenthal New York Municipal Bond Fund "A" Shares: For the twelve months ended May 31, 2002, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #47 of 99 peer funds with a return of 5.38%. For the three years ended May 31, our fund came in #28 of 88 with a cumulative total return of 15.40%. For the five years ended May 31, Lipper ranked the fund #11 of 77 with a cumulative total return of 32.87%.

Lebenthal New York Municipal Bond Fund "B" Shares: For the twelve months ended May 31, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #81 of 99 peer funds with a return of 4.53%. For the three years ended May 31, the fund was ranked #68 of 88 with a cumulative total return of 13.00%.

Lebenthal New Jersey Municipal Bond Fund: For the twelve months ended May 31, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #44 of 55 peer funds with a return of 5.22%. For the three years ended May 31, the fund was ranked #30 of 52 with a cumulative total return of 13.90%. For the five years ended
May 31, the fund was ranked #6 of 47 with a cumulative total return of 31.66%.

Lebenthal Taxable Municipal Bond Fund: For the twelve months ended May 31, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #9 of 185 peer funds with a return of 8.74%. For the three years ended May 31, our fund was ranked #5 of 150 with a cumulative total return of 25.98%. For the five years ended
May 31, our fund was ranked #1 of 118 with a cumulative total return of 49.82%.

Total returns as provided by Lipper are historical and do not include any sales charges. Fees waived by Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures. The cumulative total returns for the funds, assuming reinvestment of dividends and capital gains, taking into consideration the full sales charge of 4.5%, or the full contingent deferred sales charge of 5% for the New York "B" shares, would be as follows:

Lebenthal New York Municipal Bond Fund "A" Shares: One year 5.55%, three years 9.90%, and five years 28.14%.

Lebenthal New York Municipal Bond Fund "B" Shares: One year 4.68%, and three years 9.42%.

Lebenthal New Jersey Municipal Bond Fund: One year 4.32%, three years 7.82%, and five years 27.32%.

Lebenthal Taxable Municipal Bond Fund: One year 7.83%, three years 13.93%, and five years 41.34%.

Please note the past performance is no guarantee of future results. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate and on the day that you sell, the value of your shares may be more or less than the original investment.

The information and statistics included herein are not guaranteed. They have been obtained from reliable sources and are believed to be accurate.

We thank you for the opportunity to be of service to you.

/s/ Gregory W. Seale

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
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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

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--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
MUNICIPAL BONDS (89.05%)
------------------------------------------------------------------------------------
$1,000,000  Chautauqua, New York Tobacco
            Asset Securitization
            Corporation, 6.75%,
            due 07/01/40                    $           1,062,860              A+
 2,000,000  Dutchess County, New York IDA
            Civic Facility (Kaatsbaan
            International Dance Center),
            6.125%, due 11/01/29                        2,183,820              AA
    80,000  East Williston, NY Union Free
            School District-Series A,
            5.00%, due 06/15/18                           895,347    Aa2
 4,875,000  Erie County, New York Tobacco
            Asset Securitization
            Corporation-Series A, 6.25%,
            due 07/15/40                                5,035,290    A1        A
 3,250,000  Essex County, New York IDA
            Civic Facility (Moses
            Ludington Nursing Home), (FHA
            Insured), 6.375%,
            due 02/01/50                                3,566,225             AAA
 5,000,000  Long Island Power
            Authority-Electrical Systems
            Revenue-Series A, 5.00%,
            due 09/01/27                                4,839,400    Aaa      AAA
 1,500,000  Long Island Power
            Authority-New York Electrical
            Systems Revenue-Series A,
            (MBIA Insured), 5.25%,
            due 12/01/26                                1,497,945    Aaa      AAA
   550,000  Metropolitan Transportation
            Authority New York-Series A,
            (FGIC Insured), 5.00%,
            due 11/15/31                                  526,311    Aaa      AAA
 1,000,000  Monroe County, New York IDA
            (Southview Towers Project),
            (SONYMA Insured), Subject to
            AMT, 6.25%, due 02/01/31                    1,076,950    A1        A
 7,730,000  Monroe County, New York
            Tobacco Asset Securitization
            Corporation, 6.375%,
            due 06/01/35                                8,049,249    A1        A
 6,000,000  Nassau County, New York
            Intrerim Finance
            Authority-Series A-2,
            (AMBAC Insured), 5.125%,
            due 11/15/21                                6,006,900    Aaa      AAA
 5,085,000  New York City Cultural
            Revenue, Museum of Modern
            Art-Series D, (AMBAC Insured),
            5.125%, due 07/01/31                        4,997,945    Aaa      AAA
 2,000,000  New York City Housing
            Development Corporation
            (Multifamily
            Housing)-Series E, (SONYMA
            Insured), 6.25%, due 05/01/36               2,098,900    Aa2       AA
 1,000,000  New York City Municipal Water
            Finance Authority, (Water and
            Sewer)-Series E, 5.00%,
            due 06/15/26                                  970,040    Aaa      AAA
 5,000,000  New York City Municipal Water
            Finance Authority, (Water and
            Sewer)-Series E, 5.125%,
            due 06/15/31                                4,856,500    Aa2       AA
 2,500,000  New York City Transitional
            Finance Authority-Series A,
            5.50%, due 11/02/29                         2,559,375    Aa2      AA+
 2,000,000  New York City Transitional
            Finance Authority-Series A,
            5.375%, due 02/15/23                        2,032,340    Aa2      AA+
   550,000  New York City Transitional
            Finance Authority-Series B,
            5.50%, due 02/01/17                           585,590    Aa2      AA+
 1,000,000  New York City Transitional
            Finance Authority-Series C,
            5.375%, due 02/01/18                        1,046,350    Aa2      AA+
 2,300,000  New York Counties Tobacco
            Trust I, 6.50%, due 06/01/35                2,414,954    A1        A
 1,500,000  New York Counties Tobacco
            Trust I, 6.625%, due 06/01/42               1,587,975    A1        A
 1,965,000  New York New York-Series D,
            (FSA Insured), 5.125%,
            due 08/01/18                                2,004,477    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
$4,000,000  New York State Dormitory
            Authority (City University),
            (FGIC Insured), 5.25%,
            due 07/01/18                    $           4,127,360    Aaa      AAA
 2,795,000  New York State Dormitory
            Authority (City University),
            (FGIC Insured), 5.25%,
            due 01/07/30                                2,790,780    Aaa      AAA
 1,680,000  New York State Dormitory
            Authority (Columbia
            University)-Series B, 5.00%,
            due 07/01/21                                1,682,570    Aaa      AAA
 6,480,000  New York State Dormitory
            Authority (Highlands Living),
            (FHA Insured), 6.60%,
            due 02/01/34                                6,977,210              AA
 3,300,000  New York State Dormitory
            Authority (Jewish
            Geriatric-Long Island), (FHA
            Insured), 7.35%, due 08/01/29               3,650,526             AAA
 2,250,000  New York State Dormitory
            Authority (Jewish Home of
            Central NY), (LOC-Onbank &
            Trust Co.), (MBIA Insured),
            6.25%, due 07/01/25                         2,397,127    Aaa
 1,815,000  New York State Dormitory
            Authority (Manhattan College),
            5.50%, due 07/01/17                         1,918,001              AA
 2,400,000  New York State Dormitory
            Authority (Manhattan College),
            5.50%, due 07/01/18                         2,523,504              AA
 1,205,000  New York State Dormitory
            Authority (New York
            University)-Series 1,
            (AMBAC Insured), 5.50%,
            due 07/01/19                                1,308,413    Aaa      AAA
 1,000,000  New York State Dormitory
            Authority (New York
            University)-Series 1,
            (AMBAC Insured), 5.50%,
            due 07/01/22                                1,066,810    Aaa      AAA
 3,745,000  New York State Dormitory
            Authority (Nursing
            Home-Menorah Campus),
            (AMBAC/FHA Insured), 6.10%,
            due 02/01/37                                3,978,913             AAA
 4,650,000  New York State Dormitory
            Authority (Rockefeller
            University), 5.00%,
            due 07/01/28                                4,543,794    Aaa      AAA
 2,500,000  New York State Dormitory
            Authority (State University
            Educational
            Facilities)-Series A, (FGIC
            Insured), 5.125%,
            due 05/15/31                                2,446,400    Aaa      AAA
 2,400,000  New York State Dormitory
            Authority (W.K. Nursing Home),
            (FHA Insured), 6.125%,
            due 02/01/36                                2,543,784             AAA
 1,500,000  New York State Energy
            Research & Development
            Authority-Pollution Control
            Revenue-(Niagara Mohawk Power
            Corporation), 5.15%,
            due 11/01/25                                1,480,245    Aaa      AAA
 6,000,000  New York State Environmental
            Facilities Corporation (Clean
            Water & Drinking)-Series C,
            5.00%, due 06/15/27                         5,849,280    Aaa      AAA
   750,000  New York State Environmental
            Facilities Corporation (Clean
            Water & Drinking)-Series B,
            5.00%, due 06/15/27                           726,053    Aaa      AAA
 1,990,000  New York State Housing Finance
            Agency (Housing Project
            Mortgage)-Series A, (FSA
            Insured), 6.125%,
            due 11/01/20                                2,102,176    Aaa      AAA
 1,200,000  New York State Housing Finance
            Agency (Multifamily
            Housing)-Series D, (FHA
            Insured), 6.10%, due 11/15/36               1,249,416             AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
$2,400,000  New York State Housing Finance
            Agency (Phillips Village
            Project)-Series A,
            (FHA/SONYMA Insured), 7.75%,
            due 08/15/17                    $           2,609,376    A2
 6,750,000  New York State Medical Care
            Facilities Finance
            Agency-Series B, (FHA
            Insured), 6.60%, due 08/15/34               7,416,900    Aa2       AA
 3,080,000  New York State Throughway
            Authority (General
            Revenue)-Series E, 5.00%,
            due 01/01/25                                2,986,614    Aa3      AA-
 1,535,000  New York State Throughway
            Authority (Highway and
            Bridge)-Series A,
            (FGIC Insured), 5.50%,
            due 04/01/17                                1,638,183             AAA
 3,800,000  New York State Urban
            Development Corporation
            (Correctional Facilities),
            (FSA Insured), 5.25%,
            due 01/01/30                                3,794,338             AAA
 1,000,000  Niagara County, Tobacco Asset
            Securitization Corporation,
            6.25%, due 05/15/40                         1,032,460    A1
   600,000  Oneida County, New York IDA
            Civic Facility (Presbyterian
            Home), 6.10%, due 06/01/20                    638,868    Aa3
 1,000,000  Rensselaer, Tobacco Asset
            Securitization
            Corporation-Series A, 5.75%,
            due 06/01/43                                  973,910    A1        A
 1,450,000  Triborough Bridge & Tunnel
            Authority-Series A, 5.00%,
            due 01/01/27                                1,394,393    Aa3      AA-
 4,750,000  Triborough Bridge & Tunnel
            Authority-Series A, 5.00%,
            due 01/01/32                                4,524,518    Aa3      AA-
   110,000  Ulster Tobacco Asset
            Securitization Corporation,
            6.00%, due 06/01/40                           111,569    A1
                                            ---------------------
            TOTAL MUNICIPAL BONDS (COST
            $135,668,139)                             140,378,234
                                            ---------------------

  SHARES
----------
CLOSED-END FUNDS (8.29%)
------------------------------------------------------------------------------------
   536,324  Muniholdings New York Insured
            Fund                                        7,401,271
   296,890  Muniyield New York Insured
            Fund                                        3,990,201
    10,000  Nuveen Insured New York
            Premium                                       151,500
    94,861  Van Kampen Trust Investment
            Grade New York Municipals                   1,523,468
                                            ---------------------
            TOTAL CLOSED-END FUNDS (COST
            $11,990,701)                               13,066,440
                                            ---------------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE                                             VALUE
  AMOUNT                                          (NOTE 1)
----------                                  ---------------------
COMMERCIAL PAPER (2.18%)
------------------------------------------------------------------------------------
$3,450,000  AIG Funding Incorporated,
            1.75%, due 06/03/02             $           3,450,000
                                            ---------------------
            TOTAL COMMERCIAL PAPER (COST
            $3,450,000)                                 3,450,000
                                            ---------------------
            TOTAL INVESTMENTS (99.52%)
            (COST $151,108,840)+                      156,894,674
            CASH AND OTHER ASSETS, NET OF
            LIABILITIES (0.48%)                           750,795
                                            ---------------------
            NET ASSETS (100.00%)            $         157,645,469
                                            =====================

  +  Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $6,133,256 and $347,422 respectively, resulting in net unrealized depreciation of $5,785,834.

  *  Zero Coupon Bond

   KEY:
   AMBAC    =   Ambac Indemnity Corporation
   AMT      =   Alternative Minimum Tax
   FGIC     =   Financial Guaranty Insurance Corporation
   FHA      =   Federal Housing Administration
   FSA      =   Financial Security Assurance, Inc.
   IDA      =   Industrial Development Agency
   LOC      =   Letter of Credit
   MBIA     =   Municipal Bond Insurance Association
   SONYMA   =   State of New York Mortgage Agency

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
MUNICIPAL BONDS (86.58%)
-----------------------------------------------------------------------------------
$  415,000  Branchburg, New Jersey Board
            of Education, (FGIC Insured),
            5.00%, due 07/15/21             $            417,395    Aaa      AAA
   125,000  Cape May County, New Jersey
            Industrial Pollution Control
            Financing Authority, Atlantic
            City Electric Company Project
            A, (MBIA Insured), Subject to
            AMT, 7.20%, due 11/01/29                     139,522    Aaa      AAA
 1,000,000  Childrens Trust Fund Tobacco
            Settlement, 6.00%,
            due 07/01/26                               1,041,490    Aa3       A
   350,000  Delaware River Port Authority,
            Port District
            Project-Series A, (FSA
            Insured), 5.20%, due 01/01/27                351,925    Aaa      AAA
    70,000  Essex County, New Jersey
            Import Authority Orange School
            District-Series A, (MBIA
            Insured), 6.95%, due 07/01/14                 80,009    Aaa      AAA
   500,000  Freehold, New Jersey Board of
            Education, (MBIA Insured),
            5.00%, due 02/15/22                          500,310    Aaa      AAA
   100,000  Irvington, New Jersey
            Housing & Mortgage Finance
            Authority, (FHA Insured),
            6.50%, due 02/01/24                          103,219             AAA
   200,000  Middlesex County, New Jersey
            Import Authority, 5.00%,
            due 08/01/22                                 200,862    Aaa      AAA
   150,000  New Jersey Economic
            Development Authority,
            Economic Development Revenue,
            Refunding-Burlington Coat
            Factory, (LOC-First Union
            National Bank), 6.125%,
            due 09/01/10                                 166,138    Aa3
    50,000  New Jersey Economic
            Development Authority,
            Economic Development Revenue,
            Refunding-Heath VLG-96
            Project, (LOC-First Union
            National Bank), 6.00%,
            due 05/01/16                                  52,843              A+
    25,000  New Jersey Economic
            Development Authority,
            Economic Development Revenue,
            Refunding-Heath VLJ-96
            Project, (LOC-First Union
            National Bank), 6.00%,
            due 05/01/16                                  27,807              A+
   150,000  New Jersey Economic
            Development Authority,
            Economic Development Revenue,
            W.Y. Urban Holding Company,
            (LOC-Fleet Bank), Subject to
            AMT, 6.50%, due 06/01/15                     163,486              A+
   100,000  New Jersey Economic
            Development Authority, N. J.
            American Water Co. Project A,
            (FGIC Insured), Subject to
            AMT, 6.875%, due 11/01/34                    110,256    Aaa      AAA
   100,000  New Jersey Economic
            Development Authority,
            Pollution Control Revenue,
            Public Service Electric & Gas
            Company Project, (MBIA
            Insured), Subject to AMT,
            6.40%, due 05/01/32                          104,633    Aaa      AAA
   500,000  New Jersey Economic
            Development Authority, School
            Facilities-Series A, 5.00%,
            due 06/15/21                                 501,070    Aaa      AAA
   125,000  New Jersey Health Care
            Facilities Financing
            Authority-General Hospital
            Center at Passaic, (FSA
            Insured), 6.75%, due 07/01/19                150,486    Aaa      AAA
   150,000  New Jersey Health Care
            Facilities Financing
            Authority, Robert Wood Johnson
            University Hospital, 5.75%,
            due 07/01/25                                 156,084    A1        A+

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
$  150,000  New Jersey Health Care
            Facilities Financing
            Authority, Saint Joseph's
            Hospital & Medical Center,
            (Connie Lee Insured), 6.00%,
            due 07/01/26                    $            158,608             AAA
   450,000  New Jersey Health Care
            Facilities Financing
            Authority, Saint Peter's
            University Hospital-Series A,
            6.875%, due 07/01/30                         468,036   Baa2      BBB
   300,000  New Jersey State-Series H,
            5.25%, due 07/01/19                          316,323    Aa1      AA+
   500,000  New Jersey State Department of
            Transportation-Series B,
            5.00%, due 12/15/21                          501,120    Aaa      AAA
   300,000  New Jersey State Educational
            Facilities Authority, New
            Jersey Institute Tech
            Issue-Series G, 5.00%,
            due 07/01/26                                 298,323    Aaa      AAA
   150,000  New Jersey State Education
            Facilities Authority, Trenton
            State College-Series E,
            (AMBAC Insured), 6.00%,
            due 07/01/19                                 153,471    Aaa      AAA
   100,000  New Jersey State Educational
            Facilities Authority, Rowan
            University-Series C, (FGIC
            Insured), 5.00%, due 07/01/31                 98,488    Aaa      AAA
   500,000  New Jersey State Educational
            Facilities Authority,
            Montclair State
            University-Series F, 5.00%,
            due 07/01/31                                 492,440    Aaa      AAA
    50,000  New Jersey State Higher
            Education Assistance
            Authority, Student
            Loan-Series A, (AMBAC
            Insured), Subject to AMT,
            5.30%, due 06/01/17                           50,782    Aaa      AAA
   250,000  New Jersey State Highway
            Authority, Garden State
            Parkway, 5.625%, due 01/01/30                262,115    A1       AA-
   150,000  New Jersey State Housing &
            Mortgage Finance Agency, Home
            Buyers-Series O, Subject to
            AMT, 6.35%, due 10/01/27                     156,108    Aaa      AAA
   100,000  New Jersey State Housing &
            Mortgage Finance Agency,
            MHRB-Series A,
            (AMBAC Insured), Subject to
            AMT, 6.25%, due 05/01/28                     104,456    Aaa      AAA
   125,000  New Jersey State Housing &
            Mortgage Finance Agency, MHRB
            Refunding-Presidential Plaza,
            (FHA Insured), 7.00%,
            due 05/01/30                                 127,714             AAA
   290,000  New Jersey State Housing &
            Mortgage Finance Agency,
            MHRB-Series A, (AMBAC/FHA
            Insured), 6.05%, due 11/01/20                301,093    Aaa      AAA
   300,000  New Jersey State Housing &
            Mortgage Finance Agency,
            MHRB-Series B,
            (FSA Insured), 6.15%,
            due 11/01/20                                 320,445    Aaa      AAA
   250,000  New Jersey University
            Medicine &
            Dentistry-Series A, 5.125%,
            due 12/01/22                                 252,123    Aaa      AAA
   140,000  Newark, New Jersey Housing
            Finance Corporation Mortgage,
            Refunding-HUD Section 8-Manor
            Apartments-Series A, (FHA
            Insured), 7.50%, due 02/15/24                147,223             AAA
   400,000  Old Bridge, New Jersey Board
            of Education, (MBIA Insured),
            5.00%, due 07/15/30                          397,584    Aaa      AAA
   800,000  Port Authority of New York &
            New Jersey, One Hundred Ninth
            Series, (MBIA Insured),
            5.375%, due 01/15/32                         811,736    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
$   70,000  Puerto Rico Housing Bank &
            Finance Agency, Single Family
            Mortgage, Affordable Housing
            Mortgage-Portfolio I,
            (GNMA/FNMA/FHLMC Insured),
            Subject to AMT, 6.25%,
            due 04/01/29                    $             72,797    Aaa      AAA
   300,000  Puerto Rico Industrial
            Tourist, Medicine and
            Environment, 6.625%,
            due 06/01/26                                 310,785   Baa2      BBB
   100,000  University Puerto Rico
            Revenue-Series O, (MBIA
            Insured), 5.375%,
            due 06/01/30                                 101,020    Aaa      AAA
   250,000  Willingboro New Jersey
            Utilities Authority-Series H,
            5.25%, due 01/01/21                          255,635    Aaa
                                            --------------------
            TOTAL MUNICIPAL BONDS (COST
            $10,008,273)                              10,425,960
                                            --------------------

  SHARES
----------
CLOSED-END FUNDS (7.63%)
-----------------------------------------------------------------------------------
    43,902  Muniholdings New Jersey
            Insured Fund                                 593,555
    22,314  Muniyield New Jersey Fund                    324,892
                                            --------------------
            TOTAL CLOSED-END FUNDS (COST
            $842,076)                                    918,447
                                            --------------------

   FACE
  AMOUNT
----------
COMMERCIAL PAPER (4.15%)
-----------------------------------------------------------------------------------
$  500,000  AIG Funding Incorporated,
            1.75%, due 06/03/02                          500,000
                                            --------------------
            TOTAL COMMERCIAL PAPER (COST
            $500,000)                                    500,000
                                            --------------------
            TOTAL INVESTMENTS (98.36%)
            (COST $11,350,349)+                       11,844,407
            CASH AND OTHER ASSETS, NET OF
            LIABILITIES (1.64%)                          198,023
                                            --------------------
            NET ASSETS (100.00%)            $         12,042,430
                                            ====================

  +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $512,404 and $18,346 respectively, resulting in net unrealized appreciation of $494,058.

   KEY
   AMBAC    =   Ambac Indemnity Corporation
   AMT      =   Alternative Minimum Tax
   FGIC     =   Financial Guaranty Insurance Corporation
   FHA      =   Federal Housing Administration
   FHLMC    =   Federal Home Loan Mortgage Corporation
   FNMA     =   Federal National Mortgage Association
   FSA      =   Financial Security Assurance, Inc.
   GNMA     =   Government National Mortgage Association
   HUD      =   Department of Housing and Urban Development
   LOC      =   Letter of Credit
   MBIA     =   Municipal Bond Insurance Association
   MHRB     =   Multi-family Housing Revenue Bond

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
MUNICIPAL BONDS (90.72%)
-----------------------------------------------------------------------------------
$  150,000  All Saints Health System,
            (MBIA Insured), 9.00%, due
            08/15/24                        $            168,680    Aaa      AAA
   350,000  Allen County Coliseum
            Additions Building
            Corporation, (AMBAC Insured),
            6.875%, due 11/01/25                         349,367    Aaa
   600,000  Atlanta & Fulton County,
            Georgia Recreational
            Authority-Downtown Area
            Project, (FSA Insured), 7.00%,
            due 12/01/28                                 621,540    Aaa      AAA
   300,000  Bridgeport, Connecticut
            Taxable Pension Bonds, General
            Obligation, (FGIC Insured),
            7.64%, due 01/15/30                          338,175    Aaa      AAA
   100,000  Buffalo, New York-Series F,
            (AMBAC Insured), 9.05%, due
            02/01/15                                     100,957    Aaa      AAA
   125,000  California State University
            Revenue, Sacramento
            Auxiliary-Series B, (MBIA
            Insured), 6.45%, due 10/01/17                125,548    Aaa      AAA
   100,000  Connecticut State Development
            Authority-Sub Series B1,
            8.50%, due 08/15/14                          105,981              A+
   150,000  Connecticut State Health and
            Educational Facilities
            Authority, Maefair Health
            Care, 9.20%, due 11/01/24                    186,684    Aa3       AA
   150,000  Connecticut State Health and
            Educational Facilities
            Authority, Shady Knoll Center,
            8.90%, due 11/01/24                          181,337    Aa3       AA
   250,000  Cuyahoga County, Ohio Economic
            Development, Gateway Arena
            Project-Series A, 8.625%, due
            06/01/22                                     294,895    Aa3
   225,000  Detroit, Michigan Downtown
            Development Authority Tax
            Increment Revenue,
            Taxable-Dev. Area No. 1
            Project-B, (MBIA Insured),
            6.68%, due 07/01/28                          227,448    Aaa      AAA
   600,000  Eugene, Oregon Electrical
            Utilities Revenue-Series A,
            (FSA Insured), 6.32%,
            due 08/01/22                                 584,424    Aaa      AAA
   100,000  Florida Housing Finance
            Agency, Mariner Club-K-2,
            (AMBAC Insured), 8.25%,
            due 09/01/15                                 107,723    Aaa      AAA
   250,000  Fresno County, California
            Pension Obligation, (FGIC
            Insured), 6.67%, due 08/15/18                256,598    Aaa      AAA
   425,000  Harrisburg, Pennsylvania,
            Resource Recovery Facilities
            Authority-Series B, 8.05%, due
            09/01/25                                     460,424    Aaa      AAA
   150,000  Idaho Housing Agency, (HUD
            Section 8 Insured), 8.50%, due
            07/01/09                                     160,702     A
   150,000  Illinois Housing Development
            Authority, Affordable Housing
            Project, (AMBAC Insured),
            8.64%, due 12/01/21                          158,698    Aaa      AAA
   300,000  Industry, California, General
            Obligation, (MBIA Insured),
            6.70%, due 07/01/21                          297,111    Aaa      AAA
   265,000  Kern County California Pension
            Obligation, (MBIA Insured),
            7.26%, due 08/15/14                          286,537    Aaa      AAA
   205,000  Kutztown, Pennsylvania Area
            School District-Series A,
            (FGIC Insured), 6.65%,
            due 11/15/31                                 197,573    Aaa      AAA
   715,000  Long Island, New York College
            Hospital Revenue-Series B,
            (FHA Insured), 8.90%, due
            08/15/30                                     751,229    Aa2      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
$  200,000  Los Angeles, California
            Community Redevelopment
            Agency, Monterey-Series D,
            (FSA Insured), 6.60%, due
            09/01/20                        $            200,472    Aaa      AAA
    30,000  Manatee County, Florida
            Housing Finance Authority,
            Single Family-Subseries 1,
            (GNMA Collateralized), 8.10%,
            due 11/01/32                                  32,170    Aaa
   200,000  Michigan State Housing
            Development
            Authority-Series A, (AMBAC
            Insured), 8.30%, due 11/01/15                228,974    Aaa      AAA
   400,000  Middlesex County, New Jersey
            General Improvement-Series B,
            6.20%, due 06/15/16                          396,296    Aaa      AAA
   600,000  Minneapolis & St. Paul,
            Minnesota Metropolitan
            Airports
            Commission-Series 15, 6.85%,
            due 01/01/22                                 610,590    Aaa      AAA
    10,000  Minnesota State Housing
            Finance Agency, Rental
            Housing-Series B, 8.00%,
            due 02/01/18                                  10,396             AA+
    25,000  Minnesota State Housing
            Finance Agency, Single Family
            Mortgage-Series G, 8.05%, due
            01/01/12                                      26,455    Aa1      AA+
   250,000  New Jersey Economic
            Development Authority, State
            Pension Funding,
            Revenue-Series B, 0.00%*, due
            02/15/21                                      69,777    Aaa      AAA
   580,000  New York State Dormitory
            Authority, Highland
            Hospital-Series B, (MBIA/FHA
            Insured), 7.45%, due 08/01/35                615,426    Aaa      AAA
   300,000  New York State Housing Finance
            Agency, Multi-family
            Housing-Series B, (FHA
            Insured), 8.25%, due 05/15/35                321,960             AAA
    80,000  New York State Housing Finance
            Agency, Service Contract
            Obligation-Series B, 8.60%,
            due 03/15/04                                  86,715    A3       AA-
 2,000,000  Philadelphia, Pennsylvania
            Authority for Industrial
            Development, Pension Funding,
            0.00%*, due 04/15/20                         580,760    Aaa      AAA
   100,000  Pittsburgh, Pennsylvania Urban
            Redevelopment Authority, (FSA
            Insured), 9.07%, due 09/01/14                110,359    Aaa      AAA
   600,000  Richland Lexington, South
            Carolina Airport District,
            Columbia Metropolitan
            Airport-Series B, (FSA
            Insured), 6.59%, due 01/01/17                613,614    Aaa      AAA
   600,000  Rosemont, Illinois Tax
            Increment Project 5, (FGIC
            Insured), 6.95%, due 12/01/20                613,344    Aaa      AAA
   225,000  Sacramento County,
            California-Series A, (MBIA
            Insured), 7.68%, due 08/15/21                253,676    Aaa      AAA
   130,000  San Deigo State University
            Foundation-Series B, (MBIA
            Insured), 6.70%, due 03/01/22                130,074    Aaa      AAA
   600,000  State of Florida, Broward
            County Airport System
            Revenue-Series J-2, 6.90%,
            due 10/01/21                                 621,342    Aaa      AAA
   200,000  Tampa, Florida Sports
            Authority, Hillsboro Arena
            Project, (MBIA Insured),
            8.07%, due 10/01/26                          214,106    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
$  375,000  Texas State Dept of Housing
            and Community
            Affairs-Series C-1, (MBIA
            Insured), 7.76%, due 09/01/17   $            393,457    Aaa      AAA
   315,000  Tobacco Settlement Funding
            Corporation, Louisiana
            Revenue-Series 2001A, 6.36%,
            due 05/15/25                                 318,619    Aa3       A
   500,000  University of New Mexico,
            Certificates of Participation,
            8.00%, due 06/30/25                          539,700    Aaa      AAA
                                            --------------------
            TOTAL MUNICIPAL BONDS (COST
            $12,378,572)                              12,949,913
                                            --------------------

  SHARES
----------
CLOSED-END FUNDS (7.27%)
-----------------------------------------------------------------------------------
$   66,000  Blackrock Income Trust                       510,180
    56,125  Hyperion Total Return Fund
            Incorporated                                 527,014
                                            --------------------
            TOTAL CLOSED-END FUNDS (COST
            $886,153)                                  1,037,194
                                            --------------------
            TOTAL INVESTMENTS (97.99%)
            (COST $13,264,725)+                       13,987,107
            LIABILITIES IN EXCESS OF CASH
            AND OTHER ASSETS (2.01%)                     287,108
                                            --------------------
            NET ASSETS (100.00%)            $         14,274,215
                                            ====================

  +  Aggregate cost for federal income tax is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $747,396 and $25,014 respectively, resulting in net unrealized appreciation of $722,382.

  *  Zero Coupon Bond

   KEY
   AMBAC    =   Ambac Indemnity Corporation
   FGIC     =   Financial Guaranty Insurance Corporation
   FHA      =   Federal Housing Administration
   FSA      =   Financial Security Assurance, Inc.
   HUD      =   Department of Housing and Urban Development
   MBIA     =   Municipal Bond Insurance Association

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS & LIABILITIES
MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY  LEBENTHAL TAXABLE
                                         MUNICIPAL            MUNICIPAL            MUNICIPAL
                                         BOND FUND            BOND FUND            BOND FUND
                                     ------------------  --------------------  -----------------
ASSETS
Investment in securities, at value
  (cost $151,108,840, $11,350,349
  and $13,264,725).................   $    156,894,674     $     11,844,407    $     13,987,107
Cash...............................              1,398                9,462              80,874
Receivables:
    Capital shares sold............            369,559               16,690               3,115
    Interest and dividends.........          2,738,879              211,558             272,437
    Due from Manager...............             14,610               17,323              18,868
    Prepaid Expenses...............             28,251                2,208               2,522
                                      ----------------     ----------------    ----------------
      Total assets.................        160,047,371           12,101,648          14,364,923
                                      ----------------     ----------------    ----------------
LIABILITIES
Payables:
    Securities purchased...........          1,680,351                   --                  --
    Capital shares redeemed........            133,186                2,000                  --
    Dividends declared.............            434,565               31,695              51,073
    Distribution fee payable (Note
      3)...........................             63,747               14,591              17,406
    Management fee payable (Note
      2)...........................             29,880                2,553               2,994
    Administration fee payable.....             25,484                1,403               2,004
Accrued expenses and other
  liabilities......................             34,689                6,976              17,231
                                      ----------------     ----------------    ----------------
      Total liabilities............          2,401,902               59,218              90,708
                                      ----------------     ----------------    ----------------
NET ASSETS.........................   $    157,645,469     $     12,042,430    $     14,274,215
                                      ================     ================    ================
NET ASSETS CONSIST OF:
Par value..........................   $         19,225     $          1,726    $          1,920
Paid in capital....................        152,094,371           11,913,527          13,767,558
Undistributed net investment
  income/(distributions in excess
  of net investment income)........           (608,399)                (277)            (51,037)
Accumulated net realized
  gain/(loss) on investments.......            354,438             (366,604)           (166,608)
Unrealized appreciation on
  investments--net.................          5,785,834              494,058             722,382
                                      ----------------     ----------------    ----------------
      Total net assets.............   $    157,645,469     $     12,042,430    $     14,274,215
                                      ================     ================    ================
CLASS A
Net Assets.........................   $    151,088,235     $     12,042,430    $     14,274,215
Shares outstanding (Note 4)........         18,425,280            1,727,039           1,919,366
Net asset value and redemption
  price per share..................   $           8.20     $           6.97    $           7.44
Maximum offering price per
  share*...........................   $           8.59     $           7.30    $           7.79
CLASS B
Net Assets.........................   $      6,557,234     $             --    $             --
Shares outstanding (Note 4)........            798,709                   --                  --
Net asset value, and redemption
  price per share**................   $           8.21     $             --    $             --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.
** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY  LEBENTHAL TAXABLE
                                         MUNICIPAL            MUNICIPAL            MUNICIPAL
                                         BOND FUND            BOND FUND            BOND FUND
                                     ------------------  --------------------  -----------------
INVESTMENT INCOME
Income:
  Interest.........................   $     3,887,339      $       290,779      $       451,838
  Dividends........................           427,849               30,689               46,534
                                      ---------------      ---------------      ---------------
      Total income.................         4,315,188              321,468              498,372
                                      ---------------      ---------------      ---------------
Expenses:
  Management fee (Note 2)..........           173,705               14,591               17,406
  Distribution fee:
    Class A (Note 3)...............           185,831               14,591               17,406
    Class B (Note 3)...............            31,706                   --                   --
  Shareholder servicing fees:
    Class A........................            37,040               15,397               16,203
    Class B........................            14,979                   --                   --
  Administration fee...............            75,084                5,178                6,485
  Printing.........................            21,442                1,521                2,193
  Custodian fee....................            13,413                1,233                3,173
  Legal and compliance fees........            41,646                5,674                4,296
  Auditing and accounting fees.....            39,143               17,751               18,450
  Directors' fees..................             4,266                  288                  379
  Registration fees:
    Class A........................             3,505                  950                2,140
    Class B........................             1,496                   --                   --
  Other............................             9,071                  749                1,456
                                      ---------------      ---------------      ---------------
      Total expenses...............           652,327               77,923               89,587
  Less: Reimbursment of expenses by
    Manager (Note 2)...............                --               (7,691)              (2,336)
    Fees waived by Distributor
      (Note 3).....................           (14,610)             (14,591)             (17,406)
    Fees paid indirectly (Note
      1)...........................              (798)                (196)                (183)
                                      ---------------      ---------------      ---------------
  Net expenses.....................           636,919               55,445               69,662
                                      ---------------      ---------------      ---------------
Net investment income..............         3,678,269              266,023              428,710
                                      ---------------      ---------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments...           894,175               12,691               21,123
Change in unrealized appreciation /
  depreciation of investments......        (2,281,839)             (29,226)             (89,823)
                                      ---------------      ---------------      ---------------
Net realized and unrealized (loss)
  on investments...................        (1,387,664)             (16,535)             (68,700)
                                      ---------------      ---------------      ---------------
Increase in net assets from
  operations.......................   $     2,290,605      $       249,488      $       360,010
                                      ===============      ===============      ===============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   LEBENTHAL NEW YORK MUNICIPAL       LEBENTHAL NEW JERSEY MUNICIPAL
                                            BOND FUND                           BOND FUND
                                ----------------------------------  ----------------------------------
                                  SIX MONTHS                          SIX MONTHS
                                    ENDED              YEAR             ENDED              YEAR
                                 MAY 31, 2002         ENDED          MAY 31, 2002         ENDED
                                 (UNAUDITED)    NOVEMBER 30, 2001    (UNAUDITED)    NOVEMBER 30, 2001
                                --------------  ------------------  --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.......  $ 3,678,269       $    7,115,127    $   266,023       $      481,422
  Net realized gain on
    investments...............      894,175            3,614,942         12,691              113,144
  Change in unrealized
    appreciation /
    depreciation of
    investments...............   (2,281,839)           3,095,650        (29,226)             237,598
                                --------------    --------------    --------------    --------------
  Increase in net assets from
    operations................    2,290,605           13,825,719        249,488              832,164
Dividends from net investment
  income:
    Class A shares............   (4,160,155)          (6,902,784)*     (266,905)        (481,173,000)*
    Class B shares............     (149,212)            (212,178)*           --                   --
  Capital share transactions
    (Note 4)..................    6,066,406           11,992,274        703,518            1,813,800
                                --------------    --------------    --------------    --------------
Total increase................    4,047,644           18,703,031        686,101            2,164,791
Net assets:
  Beginning of period.........  153,597,825          134,894,794     11,356,329            9,191,538
                                --------------    --------------    --------------    --------------
  End of period (1)...........  $157,645,469      $  153,597,825    $12,042,430       $   11,356,329
                                ==============    ==============    ==============    ==============
(1) Includes Undistributed
    (Overdistributed) Net
      Investment Income.......  $  (608,399)      $        7,825    $      (277)      $          115
                                ==============    ==============    ==============    ==============

(Unaudited Information)
* 95.84% and 95.31% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           LEBENTHAL TAXABLE MUNICIPAL
                                                    BOND FUND
                                          ------------------------------
                                            SIX MONTHS         YEAR
                                              ENDED           ENDED
                                           MAY 31, 2002    NOVEMBER 30,
                                           (UNAUDITED)         2001
                                          --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.................  $   428,710     $      824,676
  Net realized gain on investments......       21,123            302,532
  Change in unrealized appreciation /
    depreciation of investments.........      (89,823)           411,918
                                          --------------  --------------
  Increase in net assets from
    operations..........................      360,010          1,539,126
Dividends from net investment income....     (459,411)          (851,323)
Capital share transactions (Note 4).....      773,085            408,673
                                          --------------  --------------
  Total increase........................      673,684          1,096,476
Net assets:
  Beginning of period...................   13,600,531         12,504,055
                                          --------------  --------------
  End of period (1).....................  $14,274,215     $   13,600,531
                                          ==============  ==============
(1) Includes Undistributed
  (Overdistributed) Net Investment
  Income................................  $   (51,037)    $      (26,647)
                                          ==============  ==============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         LEBENTHAL NEW YORK
                                                    MUNICIPAL BOND FUND--CLASS A
                           ------------------------------------------------------------------------------
                             SIX MONTH
                               ENDED                           YEAR ENDED NOVEMBER 30,
                           MAY 31, 2002     -------------------------------------------------------------
                            (UNAUDITED)       2001         2000         1999         1998         1997
                           -------------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $    8.31      $   7.92     $   7.64     $   8.53     $   8.32     $    8.09
                             ---------      ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....         0.16          0.41         0.41         0.41         0.42          0.42
Net realized and
  unrealized gain (loss)
  on investments.........        (0.08)         0.39         0.28        (0.79)        0.21          0.23
                             ---------      ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............         0.08          0.80         0.69        (0.38)        0.63          0.65
                             ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......        (0.20)        (0.41)       (0.41)       (0.41)       (0.42)        (0.42)
Distributions from net
  realized gain on
  investments............           --            --           --        (0.10)          --            --
                             ---------      ---------    ---------    ---------    ---------    ---------
Total distributions......        (0.20)        (0.41)       (0.41)       (0.51)       (0.42)        (0.42)
                             ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $    8.20      $   8.31     $   7.92     $   7.64     $   8.53     $    8.32
                             =========      =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........         1.05%        10.20%        9.28%       (4.69)%       7.69%         8.27%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $ 151,088      $147,456     $130,595     $134,857     $147,673     $ 134,144
Ratio to average net
  assets:
  Expenses (2)...........         0.79%*        0.81%*       0.86%*       0.76%*       0.76%*        0.89%*
  Net investment income
    (2)..................         4.78%         4.93%        5.30%        5.00%        4.92%         5.16%
Portfolio turnover.......         9.26%        46.32%       65.05%       59.91%       66.04%        60.80%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
*    Includes fees paid indirectly of less than 0.01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  LEBENTHAL NEW YORK
                                             MUNICIPAL BOND FUND--CLASS B
                           -----------------------------------------------------------------
                             SIX MONTH
                               ENDED                    YEAR ENDED NOVEMBER 30,
                           MAY 31, 2002     ------------------------------------------------
                            (UNAUDITED)       2001         2000         1999         1998*
                           -------------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $    8.31      $   7.92     $   7.64     $   8.54     $    8.34
                             ---------      ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....         0.14          0.35         0.36         0.34          0.33
Net realized and
  unrealized gain on
  investments............        (0.07)         0.39         0.28        (0.80)         0.20
                             ---------      ---------    ---------    ---------    ---------
Total from investment
  income.................         0.06          0.74         0.64        (0.46)         0.53
                             ---------      ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......        (0.16)        (0.35)       (0.36)       (0.34)        (0.33)
Distributions from net
  realized gain on
  investments............           --            --           --        (0.10)           --
                             ---------      ---------    ---------    ---------    ---------
Total distributions......        (0.16)        (0.35)       (0.36)       (0.44)        (0.33)
                             ---------      ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $    8.21      $   8.31     $   7.92     $   7.64     $    8.54
                             =========      =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........         0.80%         9.39%        8.53%       (5.57)%        6.48%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $   6,557      $  6,142     $  4,300     $  3,909     $   2,801
Ratios to average net
  assets:
  Expenses +(2)..........         1.55%**       1.55%**      1.55%**      1.55%**       1.55%**
  Net investment income
    (2)..................         4.02%         4.16%        4.60%        4.21%         3.95%
Portfolio turnover.......         9.26%        46.32%       65.05%       59.91%        66.04%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
*    Class commenced operations on December 3, 1997.
**   Includes fees paid indirectly of less than 0.01% of average net assets.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 2.01%, 2.11%, 2.38%, 2.38%, and 4.58%, for the for the six months ended May 31, 2002 and the years ended November 30, 2001, 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        LEBENTHAL NEW JERSEY
                                                        MUNICIPAL BOND FUND
                           ------------------------------------------------------------------------------
                             SIX MONTH
                               ENDED                           YEAR ENDED NOVEMBER 30,
                           MAY 31, 2002     -------------------------------------------------------------
                            (UNAUDITED)       2001         2000         1999         1998         1997
                           -------------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $    6.99      $   6.73     $   6.51     $   7.20     $   6.97     $    6.74
                             ---------      ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....         0.16          0.33         0.34         0.34         0.35          0.35
Net realized and
  unrealized gain (loss)
  on investments.........        (0.02)         0.26         0.22        (0.69)        0.23          0.23
                             ---------      ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............         0.14          0.59         0.56        (0.35)        0.58          0.58
                             ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......        (0.16)        (0.33)       (0.34)       (0.34)       (0.35)        (0.35)
                             ---------      ---------    ---------    ---------    ---------    ---------
Total distributions......        (0.16)        (0.33)       (0.34)       (0.34)       (0.35)        (0.35)
                             ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $    6.97      $   6.99     $   6.73     $   6.51     $   7.20     $    6.97
                             =========      =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........         1.99%         8.90%        8.92%       (5.07)%       8.47%         8.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $  12,042      $ 11,356     $  9,192     $  8,911     $  9,042     $   6,122
Ratio to average net
  assets:
  Expenses +(2)..........         0.95%*        0.93%*       0.75%*       0.71%*       0.60%*        0.70%*
  Net investment income
    (2)..................         4.56%         4.66%        5.24%        4.84%        4.87%         5.12%
Portfolio turnover.......        19.06%        30.46%       90.39%       52.66%       31.81%        57.19%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.33%, 1.47%, 1.60%, 1.45%, 1.60, and 2.57%, for the six months ended May 31, 2002 and the years ended November 30, 2001, 2000, 1999, 1998, and 1997, respectively.
* Includes fees paid indirectly of less than 0.01%, 0.01%, 0.01%, 0.01%, 0.02%, and 0.02% of average net assets for the six months ended May 31, 2002 and the years ended November 30, 2001, 2000, 1999, 1998, and 1997, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         LEBENTHAL TAXABLE
                                                        MUNICIPAL BOND FUND
                           ------------------------------------------------------------------------------
                             SIX MONTH
                               ENDED                           YEAR ENDED NOVEMBER 30,
                           MAY 31, 2002     -------------------------------------------------------------
                            (UNAUDITED)       2001         2000         1999         1998         1997
                           -------------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $    7.49      $   7.11     $   6.81     $   7.73     $   7.37     $    7.13
                             ---------      ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....         0.20          0.47         0.50         0.49         0.49          0.50
Net realized and
  unrealized gain (loss)
  on investments.........        (0.03)         0.40         0.30        (0.92)        0.36          0.24
                             ---------      ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............         0.17          0.87         0.80        (0.43)        0.85          0.74
                             ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......        (0.22)        (0.49)       (0.50)       (0.49)       (0.49)        (0.50)
                             ---------      ---------    ---------    ---------    ---------    ---------
Total distributions......        (0.22)        (0.49)       (0.50)       (0.49)       (0.49)        (0.50)
                             ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $    7.44      $   7.49     $   7.11     $   6.81     $   7.73     $    7.37
                             =========      =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........         2.40%        12.22%       12.20%       (5.77)%      11.85%        10.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $  14,274      $ 13,601     $ 12,504     $ 13,487     $ 17,789     $  14,994
Ratio to average net
  assets:
  Expenses +(2)..........         1.00%*        1.00%*       0.90%*       0.82%*       0.70%*        0.79%*
  Net investment income
    (2)..................         6.16%         6.34%        7.25%        6.71%        6.45%         7.06%
Portfolio turnover.......         5.41%        54.63%       29.26%       21.12%       23.75%        34.25%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.28%, 1.35%, 1.37%, 1.15%, 1.15% and 1.42% for the six months ended May 31, 2002 and the years ended November 30, 2001, 2000, 1999, 1998, and 1997, respectively.
*    Includes fees paid indirectly of 0.01% or less of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

  A) VALUATION OF SECURITIES -

  Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty
  (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

  B) FEDERAL INCOME TAXES -

  It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

  C) DIVIDENDS AND DISTRIBUTIONS -

  Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

  D) GENERAL -

  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SUMMARY OF ACCOUNTING POLICIES (CONTINUED)

  E) FEES PAID INDIRECTLY -

  Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $798, $196, and $183, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

  F) ESTIMATES -

  The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G) INCOME RECOGNITION -

  As required, effective December 1, 2001, the funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. The revised guide requires a fund to amortize premium and discount on all fixed income securities.

  The cumulative effect of this accounting change resulted in an increase in cost of investments and a corresponding decrease in net unrealized appreciation/depreciation of $14,874, $490 and $6,311 for the Lebenthal New York Municipal Bond Fund, the Lebenthal New Jersey Municipal Bond Fund and the Lebenthal Taxable Municipal Bond Fund, respectively, based on investments owned by the Funds on December 1, 2001.

  The effect of this change for the period ended May 31, 2002, was to increase net investment income by $6,991, $1,742 and $5,826; decrease net unrealized appreciation by $7,137, $1,121 and $256; increase net realized gains by $146 and increase net realized loss by $621 and $5,570 for the Lebenthal New York Municipal Bond Fund, the Lebenthal New Jersey Municipal Bond Fund and the Lebenthal Taxable Municipal Bond Fund, respectively. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect the change in accounting principle.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund, and the Taxable Bond Fund amounting to $7,691 and $2,336, respectively.

Lebenthal & Co., Inc. retained commissions of $183,376 from the sales of shares of the Company.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. DISTRIBUTION PLAN

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund - Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund - Class B shares. For the year ended November 30, 2000, the Distributor voluntarily waived fees of $14,591, $17,406 and $14,610 from the New Jersey Bond Fund, the Taxable Bond Fund, and the New York Bond Fund - Class B shares, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK

At November 30, 2001, there were 26,666,666,667 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND--  LEBENTHAL NEW YORK MUNICIPAL BOND FUND--
                                                CLASS A                                   CLASS A
                                            SIX MONTHS ENDED                             YEAR ENDED
                                        MAY 31, 2002 (UNAUDITED)                     NOVEMBER 30, 2001
                                ----------------------------------------  ----------------------------------------
                                      SHARES               AMOUNT               SHARES               AMOUNT
                                ------------------  --------------------  ------------------  --------------------
Sold..........................      1,175,814           $ 9,642,265            1,867,269          $ 15,410,695
Issued as reinvestment of
  dividends...................        406,514             3,337,102              692,391             5,720,117
Redeemed......................       (903,019)           (7,407,897)          (1,308,295)          (10,760,475)
                                    ---------           -----------           ----------          ------------
Net increase/(decrease).......        679,309           $ 5,571,470            1,251,365          $ 10,370,337
                                    =========           ===========           ==========          ============

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND--  LEBENTHAL NEW YORK MUNICIPAL BOND FUND--
                                                CLASS B                                   CLASS B
                                            SIX MONTHS ENDED                             YEAR ENDED
                                        MAY 31, 2002 (UNAUDITED)                     NOVEMBER 30, 2001
                                ----------------------------------------  ----------------------------------------
                                      SHARES               AMOUNT               SHARES               AMOUNT
                                ------------------  --------------------  ------------------  --------------------
Sold..........................         69,371           $   572,121              231,403          $  1,912,495
Issued as reinvestment of
  dividends...................         15,015               123,374               21,804               174,449
Redeemed......................        (24,436)             (200,559)             (56,541)             (465,007)
                                    ---------           -----------           ----------          ------------
Net increase..................         59,950           $   494,936              195,946          $  1,621,937
                                    =========           ===========           ==========          ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CAPITAL STOCK (CONTINUED)

                                LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND  LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
                                            SIX MONTHS ENDED                             YEAR ENDED
                                        MAY 31, 2002 (UNAUDITED)                     NOVEMBER 30, 2001
                                ----------------------------------------  ----------------------------------------
                                      SHARES               AMOUNT               SHARES               AMOUNT
                                ------------------  --------------------  ------------------  --------------------
Sold..........................        131,378           $   911,580              263,082          $  1,837,758
Issued as reinvestment of
  dividends...................         30,828               214,122               54,989               384,434
Redeemed......................        (60,517)             (422,184)             (58,463)             (408,392)
                                    ---------           -----------           ----------          ------------
Net increase/(decrease).......        101,689           $   703,518              259,608          $  1,813,800
                                    =========           ===========           ==========          ============

                                LEBENTHAL TAXABLE MUNICIPAL BOND FUND   LEBENTHAL TAXABLE MUNICIPAL BOND FUND
                                           SIX MONTHS ENDED                           YEAR ENDED
                                       MAY 31, 2002 (UNAUDITED)                   NOVEMBER 30, 2001
                                --------------------------------------  --------------------------------------
                                     SHARES              AMOUNT              SHARES              AMOUNT
                                -----------------  -------------------  -----------------  -------------------
Sold..........................        160,779          $ 1,187,474            241,306         $  1,170,958
Issued as reinvestment of
  dividends...................         40,769              299,870             76,033              562,357
Redeemed......................        (97,189)            (714,259)          (262,200)          (1,944,642)
                                    ---------          -----------         ----------         ------------
Net increase/(decrease).......        104,359          $   733,085             55,139         $    408,673
                                    =========          ===========         ==========         ============

5. INVESTMENT TRANSACTIONS

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $21,187,921, $2,434,098, and $1,598,386, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $13,980,110, $2,147,812, and $730,080, respectively.

6. CONCENTRATION OF CREDIT RISK

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

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